Stock Issuance and Exchange (Details) - USD ($)				3 Months Ended
	Jul. 31, 2013	Dec. 22, 2010	Sep. 29, 2010	Mar. 31, 2015	Dec. 31, 2015	Feb. 12, 2015	Dec. 31, 2014	Dec. 31, 2013
Class of Stock [Line Items]
Shares Issued, Price Per Share						$ 17.22
Stock Issuance, Value			$ 8,000,000
Common Stock Par Value Per Share					$ 0.01		$ 0.01
Payments for Repurchase of Warrants	$ 50,000
Warrant Issued In Conjunction With Serial Preferred Stock	400,000							$ (400,000)
Adjustments to Additional Paid in Capital, Warrant Repurchased	$ 350,000
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Liquidation Preference, Value			18,000,000
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Liquidation Preference, Value			18,000,000
Proceeds from Issuance of Preferred Stock and Preference Stock			4,000,000
Stock Issuance, Value			$ 4,000,000
Common Stock | Private Placement [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues		82,906
Shares Issued, Price Per Share		$ 10.00
Proceeds from Issuance of Private Placement		$ 829,060
Common Stock Par Value Per Share		$ 0.01
Management [Member] | Common Stock | Private Placement [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues			400,000
Shares Issued, Price Per Share			$ 10.00
Proceeds from Issuance of Private Placement			$ 4,000,000.0
Prior to February 15, 2014 [Member] | Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Dividend Rate, Percentage				5.00%
After February 15, 2014 [Member] | Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Dividend Rate, Percentage				9.00%
During First Eight Years from Date of Issuance [Member] | Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Dividend Rate, Percentage				2.00%
After First Eight Years from Date of Issuance [Member] | Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Dividend Rate, Percentage				9.00%
Ineligible as CDFI for 180 Days [Member] | Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Dividend Rate, Percentage				5.00%
Ineligible as CDFI for 270 Days [Member] | Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Dividend Rate, Percentage				9.00%